Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
(5)	Intangible Assets:

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2013, 2012 and 2011:

Core Deposits Intangible
Balance, December 31, 2010	$810
Amortization	(291)

Balance December 31, 2011	519
Amortization	(227)

Balance December 31, 2012	292
Amortization	(162)

Balance, December 31, 2013	$130

The estimated amortization expense for intangible assets for the subsequent years at December 31, 2013, is as follows:

Year Ending December 31,	Core Deposit Intangible
2014	$97
2015	33

Total	$130